Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure Of Cash Flow Statement [Line Items]
Profit for the year	£ 1,912.3	£ 1,501.6	[1]	£ 1,245.1	[1]
Taxation	197.0	388.9		247.5
Revaluation of financial instruments	(262.2)	48.3		34.7
Finance costs	269.8	254.5		224.1
Finance income	(95.2)	(80.4)		(72.4)
Share of results of associates	(113.5)	(49.8)		(47.0)
Adjustments for:
Non-cash share-based incentive plans (including share options)	105.0	106.5		99.0
Depreciation of property, plant and equipment	230.7	220.8		194.7
Impairment of goodwill	27.1	27.0		15.1
Amortisation and impairment of acquired intangible assets	195.1	168.4		140.1
Amortisation of other intangible assets	36.3	38.6		33.7
Investment write-downs	95.9	86.1		78.7
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)		(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)		(165.0)
Losses on sale of property, plant and equipment	1.1	0.8		1.1
(Increase)/decrease in inventories and work in progress	(44.6)	(16.7)		7.8
Increase in trade receivables and accrued income	(45.8)	(53.7)		(882.7)
(Decrease)/increase in trade payables and deferred income	(170.8)	188.7		713.4
(Increase)/decrease in other receivables	(110.6)	77.4		(39.0)
(Decrease)/increase in other payables-short term	(122.8)	(303.7)		74.5
Increase in other payables-long-term	20.1	4.5		24.2
Decrease in provisions	(57.3)	(47.8)		(62.3)
Corporation and overseas tax paid	(424.7)	(414.2)		(301.2)
Interest and similar charges paid	(246.6)	(242.1)		(212.0)
Interest received	76.9	73.9		61.3
Investment income	16.8	12.5		4.9
Dividends from associates	46.8	60.4		72.6
Net cash inflow from operating activities	1,408.1	1,773.8		1,359.9
Acquisitions and disposals:
Initial cash consideration	(214.8)	(424.1)		(463.5)
Cash and cash equivalents acquired (net)	28.9	57.3		57.7
Earnout payments	(199.1)	(92.3)		(43.9)
Purchase of other investments (including associates)	(92.5)	(260.2)		(283.2)
Proceeds on disposal of investments and subsidiaries	296.0	80.5		63.4
Acquisitions and disposals	(181.5)	(638.8)		(669.5)
Cash consideration for non-controlling interests	(47.3)	(58.3)		(23.6)
Net cash outflow	(228.8)	(697.1)		(693.1)
Share repurchases and buy-backs:
Purchase of own shares by ESOP Trusts	(214.6)	(152.9)		(181.6)
Shares purchased into treasury	(289.6)	(274.5)		(406.0)
Net cash outflow	(504.2)	(427.4)		(587.6)
Net increase/(decrease) in borrowings:
Increase/(decrease) in drawings on bank loans	785.6	(30.4)		128.9
Net cash inflow/(outflow)	599.6	(22.5)		492.0
Cash and cash equivalents:
Cash at bank and in hand	2,049.6	2,256.2		2,227.8
Short-term bank deposits	341.8	180.7		154.6
Overdrafts	(393.2)	(534.3)		(435.8)
Cash and cash equivalents	1,998.2	1,902.6		1,946.6		£ 2,247.6
Proceeds from issue of EUR 250 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds	214.0
Repayment of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds	£ (400.0)
Proceeds from issue of GBP 400 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds		400.0
Repayment of EUR 498 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		£ (392.1)
Proceeds from issue of EUR 600 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds				858.7
Repayment of EUR 500 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				(481.9)
Premium on exchange of EUR 252 million bonds [member]
Net increase/(decrease) in borrowings:
Premium on exchange of bonds				£ (13.7)

[1]	Prior year figures have been re-presented as described in the accounting policies.